REVERSE RECAPITALIZATION (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 shares	Jun. 23, 2020 $ / shares shares	May 18, 2020 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding	4,084,122	2,987,210		2,987,210	6,929,517	6,929,517	4,084,122
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	4,084,122	2,987,210		2,987,210	6,929,517	6,929,517	4,084,122
Common stock shares units		379,269
Proceeds from Issuance of Warrants | $		$ 3,300
Stock issued during the period, shares				379,269
ScoutCam Ltd., [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net | $	$ 3,040						$ 3,040
Each Warrant A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1				1	1	1		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.355				$ 5.355	$ 5.355	$ 5.355		$ 5.355	$ 5.355
Warrants and Rights Outstanding, Term	12 months				12 months	12 months	12 months		12 months	18 months
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]							332,551
Class of Warrant or Right, Outstanding								46,718
Each Warrant B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1				1	1	1		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 8.037				$ 8.037	$ 8.037	$ 8.037		$ 8.037	$ 8.037
Warrants and Rights Outstanding, Term	18 months				18 months	18 months	18 months		18 months	24 months
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]					185,271	185,271
Class of Warrant or Right, Outstanding					573,256	573,256
Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding			437,344
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001
Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recapitalization shares issued			1,792,329
Stock issued during the period, shares			1,194,881
Reverse recapitalization adjusted for exchange ratio	8.065
Recapitalization [Member] | Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued			150,299